Accumulated Other Comprehensive Income (Loss) AOCI Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency forwards, Other income (expense), net									$ 0.9	$ (6.5)	$ 18.9
Cost of goods sold	$ 542.9	$ 585.9	$ 579.9	$ 454.8	$ 620.2	$ 666.6	$ 683.3	$ 523.2	2,163.5	2,493.3	2,545.6
Net actuarial gain (loss)									(46.6)	(35.4)
Total income (loss) reclassified, before tax									358.9	517.3	570.5
Income tax benefit (expense)									51.8	69.0	84.0
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss) reclassified, net of tax									(32.1)	(28.5)	(43.2)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total income (loss) reclassified, before tax									7.1	(3.8)	5.5
Income tax benefit (expense)									(1.7)	1.5	(2.3)
Net income (loss) reclassified, net of tax									5.4	(2.3)	3.2
Accumulated Defined Benefit Plans Adjustment | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service benefit (cost)									(0.3)	2.4	2.8
Net actuarial gain (loss)									(46.6)	(35.4)	(56.5)
Total income (loss) reclassified, before tax									(46.9)	(33.0)	(53.7)
Income tax benefit (expense)									9.4	6.8	7.3
Net income (loss) reclassified, net of tax									(37.5)	(26.2)	(46.4)
Commodity swaps | Cost of goods sold | Cash Flow Hedges | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold									0.0	0.4	(0.3)
Forward starting interest rate swaps | Interest expense, net | Cash Flow Hedges | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Forward starting interest rate swaps, Interest expense, net									(2.0)	(1.5)	(1.6)
ERROR in label resolution. | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency forwards, Other income (expense), net									(11.9)	(5.5)	2.2
Cost of goods sold									$ 21.0	$ 2.8	$ 5.2